SHARE-BASED COMPENSATION - Summary of Share-Based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Payment Arrangement [Abstract]
Expected term, in years	4 years 6 months 25 days	4 years 7 months 2 days	4 years 7 months 9 days
Expected volatility	69.00%	67.00%	66.00%
Risk-Free interest rate,minimum	3.72%	4.30%	1.54%
Risk-Free interest rate,maximum	4.40%	4.55%	4.36%
Expected dividend yield	0.00%	0.00%	0.00%